Schedule of expected contributions to the defined benefit plan in future years (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 87,347	₨ 83,808
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	38,753	40,306
Year 2 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	13,545	15,206
Year 3 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	6,942	7,370
Year 4 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	5,042	4,080
Year 5 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	4,867	3,495
Year 6-10 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 18,198	₨ 13,351